Share Based Compensation	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share based compensation
20.	Share based compensation

(a)	Share-based compensation plans of the Company
The Group has adopted four share-based compensation plans, namely, the 2014 Share Incentive Plan, the 2017 Restricted Share Scheme, the 2017 Option Plan and the 2024 Share Incentive Plan. The Group adopted 2024 Share Incentive Plan in May 2024. According to the 2024 Share Incentive Plan, 228,775,377 ordinary shares have been reserved to be issued to any qualified employees, directors, non-employee
directors, and consultants as determined by the board of directors of the Company. Upon the adoption of the 2024 Share Incentive plan, the outstanding options and RSUs under previous plans were all transferred to the 2024 Share Incentive plan and the previous plans ceased to be of any effect.
Movements in the number of RSUs for the six months ended June 30, 2025 and 2026 are as follows:

	Number of awarded shares Six months Ended June 30,
	2025	2026
Outstanding as at January 1	38,249,608	32,548,726
Granted	3,432,584	11,957,716
Vested	(3,030,558)	(8,119,322)
Forfeited	(1,397,634)	(690,248)

Outstanding as at June 30	37,254,000	35,696,872

Expected to vest as at June 30	33,139,401	32,612,967
The fair value of the restricted shares was calculated based on the fair value of ordinary shares of the Company. The weighted average fair value of restricted shares granted during the six months ended June 30, 2025 and 2026 was US$5.81 per share (equivalent to approximately RMB41.64 per share) and US$5.77 per share (equivalent to approximately RMB39.14 per share), respectively.
Movements in the number of share options for the six months ended June 30, 2025 and 2026 are as follows:

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2025	36,755,376	3.92	2.06
Granted	2,583,444	5.53	3.21
Exercised	(9,152,516)	4.22	2.13
Forfeited	(1,254,192)	8.39	2.04

Outstanding as at June 30, 2025	28,932,112	3.77	2.14

Vested and expected to vest as at June 30, 2025	21,223,234	3.76	2.15
Exercisable as at June 30, 2025	16,727,874	3.43	2.22
Non vested as at June 30, 2025	4,756,408	4.95	2.02
Outstanding as at January 1, 2026	21,835,852	3.72	2.12
Granted	58,722	8.47	4.07
Exercised	(381,388)	1.51	1.81
Forfeited	(28,904)	7.43	4.35

Outstanding as at June 30, 2026	21,484,282	3.77	2.13

Vested and expected to vest as at June 30, 2026	21,223,234	3.76	2.12
Exercisable as at June 30, 2026	16,727,874	3.43	1.93
Non vested as at June 30, 2026	4,756,408	4.95	2.84

The weighted average price of the shares at the time these options were exercised was US$8.18 per share (equivalent to approximately RMB58.61) and US$5.91 per share (equivalent to approximately RMB40.12) during the six months ended June 30, 2025 and 2026, respectively.

(b)	Fair value of options
The fair value of share options was valued using the Binomial option-pricing model as at the respective grant dates.
Assumptions used in the Binomial option-pricing model are presented below:

	Six months ended June 30,
	2025	2026
Risk free interest rate	4.65%	4.17%
Expected dividend yield	0.13%	1.50%
Expected volatility	60%	55%
Exercise multiples	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years

(c)	Outstanding share options
Share options
outstanding
as at December 31, 2025 and June 30, 2026 have the following expiry date and exercise prices:

Expiry date	Exercise price	December 31, 2025	June 30, 2026
10 years commencing from the date of grant of options	US$0.27	380,740	185,344
	US$1.93	8,027,128	7,901,208
	US$2.24 ~ US$2.32	4,124,428	4,115,062
	US$3.32 ~ US$3.82	909,652	909,652
	US$4.24	204,952	194,952
	US$5.26 ~ US$5.29	2,519,978	2,487,182
	US$5.53	2,424,808	2,415,976
	US$6.20 ~ US$6.37	529,400	529,400
	US$7.05 ~ US$7.61	1,997,160	1,969,178
	US$8.47 ~ US$9.53	169,080	227,802
	US$10.65	548,526	548,526

Total		21,835,852	21,484,282

Weighted average remaining contractual life of options outstanding:		5.99	5.53

(d)	Expected retention rate of grantees
The Group has to estimate the expected yearly percentage of grantees that will stay within the Group at the end of the vesting periods of the options and awarded shares (the “Expected Retention Rate”) in order to determine the amount of share-based compensation expenses charged to the condensed consolidated income statement. As at December 31, 2025 and June 30, 2026, the Expected Retention Rate of the Group was assessed to be

87
%-
96
%.